NORTHERN LIGHTS VARIABLE TRUST

                                                    May 6, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Variable Trust - Adaptive Allocation Portfolio

     Changing Parameters Portfolio

JNF Balanced Portfolio

JNF Equity Portfolio

JNF Money Market Portfolio

HS Dent Strategic Portfolio

Chariot Absolute Return All Opportunities Portfolio

Post Effective Amendment No. 23 to the Registration Statement on Form N-1A

(File No. 333-131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (“the Trust”), on behalf of Adaptive Allocation Portfolio, Changing Parameters Portfolio, JNF Balanced Portfolio, JNF Equity Portfolio, JNF Money Market Portfolio, HS Dent Strategic Portfolio and Chariot Absolute Return All Opportunities Portfolio (the “Portfolios”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No.23 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 30, 2010 (SEC Accession No. 0000910472-10-000482).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725 or to me at (631) 470-2600.

Very truly yours,

/s/ Emile R. Molineaux

Emile R. Molineaux

Secretary

cc:   JoAnn M. Strasser, Esq.